Accrued Expenses and Other - Summary Of Accrued Expenses And Other (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2013	Jul. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Jul. 31, 2011
Accrued expenses and other
Employee compensation		$ 208		$ 213
Vacation		31		56
Deferred income		76		467
Warranty reserve	138	156	179	166	185
Professional fees		137		147
Other		574		573
Total		1,182		1,622
Cortelco Systems Holding Corp [Member]
Accrued expenses and other
Employee compensation		198		201
Vacation		29		48
Deferred income		76		359
Warranty reserve	124	135	179	139	164
Other		529		480
Total		$ 967		$ 1,227